UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

     /s/ Robert Cassel              Columbia, MD              02-01-2011
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          196

Form 13F Information Table Value Total:  $   185,608
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------   ----------   --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                           VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------   ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      202        627  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,481     68,100  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III  6.75% Tr Pfd Conv   Equities       00808N202       10        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,699     25,520  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,810     32,975  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ameritrade Holding Corp. New    Equities       87236Y108       44      2,333  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       36      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105      119      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ares Capital Corp               Equities       04010L103    1,217     73,829  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aryt Industries LTD             Equities       M1500S107        1      2,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        1    217,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       11        250  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        8        164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        5         76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104      543     40,704  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       15        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer  AG                       Equities       072730302      776     10,580  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Plc Adr                Equities       06738E204        1         80  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390        9        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,834    113,675  SH    N/A   Yes          N/A       Yes   N/A     N/A
BHP Billiton Ltd. ADR           Equities       088606108       56        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Big Lots Inc                    Equities       089302103    1,043     34,250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100       19        636  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       24      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       15        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    2,792    105,425  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    3,515     52,597  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207      140      1,750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        1        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       46      1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,443    109,020  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101        3         35  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       31      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cephalon Inc                    Equities       156708109    1,085     17,580  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107       92      3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    2,790     34,710  SH    N/A   Yes          N/A       Yes   N/A     N/A
Clorox Company                  Equities       189054109       32        500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Comcast Corp-CL A               Equities       20030N101        0          4  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       18        304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    4,063     59,660  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,577     45,389  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    2,768     74,100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cree, Inc.                      Equities       225447101       15        225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,475    122,358  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       17        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      375     30,245  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    5,972     57,265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100      124      1,360  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    3,967     92,850  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO $4.  Equities       263534307        2         20  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        1      1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        6         50  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106        8        195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105       10        553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103       99      1,260  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,263     25,325  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    3,021    130,505  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       30        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    2,325     39,943  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Gugggenheim Canadian Energy In  ETF            18383Q606        8        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        0      5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Express Scripts  Cl A           Equities       302182100    1,582     29,270  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509       11        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      675     17,980  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exelon Corp                     Equities       30161N101    3,180     76,375  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       56      3,360  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    6,752  1,000,318  SH    N/A   Yes          N/A       Yes   N/A     N/A
Freeport-McMoRan Copper & Gold  Equities       35671D857       39        325  SH    N/A   Yes          N/A       Yes   N/A     N/A
FDX Corp                        Equities       31428X106        1         10  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fluor Corp. New                 Equities       343412102    4,145     62,555  SH    N/A   Yes          N/A       Yes   N/A     N/A
Frontier Communications Corp    Equities       35906A108        5        480  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       15      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103       10      1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       14        937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    3,170     44,670  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103       25      1,388  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       26      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107      184      1,325  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105       10        501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Gentex Corp Com                 Equities       371901109    1,167     39,475  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508       68        115  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    3,781     76,451  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0          8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,180     26,050  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      408      2,780  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      178      2,710  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      690     29,780  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861      101      2,565  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0      5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       33        485  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        8        110  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401       10        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Insituform Tech                 Equities       457667103    2,027     76,460  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    2,441    116,069  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    2,945     53,115  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       28        425  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655        9        118  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648      126      1,443  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      451      4,430  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      189      4,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson Controls, Inc.          Equities       478366107    3,241     84,840  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       20      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104    3,748     60,600  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      103      2,436  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       49        700  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       43        650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    2,606     47,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    1,838     20,900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101       14      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
L-3 Communications Inc          Equities       502424104    2,188     31,040  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       12        169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107       10        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    1,793     16,535  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0         42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        3        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Main Stree Capital Corp.        Equities       56035L104        5        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays MBS Bond Fund  ETF            464288588       91        858  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       56        726  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allscripts Hlthcare Sol         Equities       01988P108    2,810    145,835  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medtronic Inc.                  Equities       585055106       11        310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      453      2,753  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    3,362     72,263  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       16        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    2,870     33,252  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        2        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       14        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    3,939    106,365  SH    N/A   Yes          N/A       Yes   N/A     N/A
Monroe Bancorp                  Equities       610313108       48      3,337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104       38      1,365  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0         30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       63        729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       21        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        2      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Mylan Labs                      Equities       628530107    2,140    101,290  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nextera Energy Inc              Equities       65339F101       21        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,898     64,900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    2,640     40,759  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       23        397  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    2,403     43,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104    2,713    176,193  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    2,394    116,650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       26        825  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    4,412     70,265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plum Creek Timber Co            Equities       729251108       38      1,010  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    3,942     60,333  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      141      2,195  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102        5        337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        6        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
PNC Bank Corp                   Equities       693475105       61      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      385     15,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      823     15,105  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantun Fuel Systems            Equities       74765E109        0        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      138      9,675  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    3,358     46,831  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       36        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    2,505     47,705  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares 1-3 yr Treasury Index   ETF            464287457       34        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        4      2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108        4         45  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103        9         75  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    2,137     49,990  SH    N/A   Yes          N/A       Yes   N/A     N/A
State Street Boston             Equities       857477103    3,745     80,810  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       38      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    3,205     59,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    1,670     99,760  SH    N/A   Yes          N/A       Yes   N/A     N/A
AT&T                            Equities       00206R102    3,182    108,293  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       42        700  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      499      4,645  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432       13        140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       14        619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        4      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    3,455    106,315  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       24        264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    2,597     32,986  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      464      6,938  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Financials Index       ETF            92204A405       51      1,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      141      1,892  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        5        175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Telecommunications Se  ETF            92204A884       42        645  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    2,620     49,131  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    2,391     41,499  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    3,753     77,946  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       72      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    2,352    116,160  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        8        265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0          2  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Materials Select Sec  ETF            81369Y100       24        612  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sector Spdr Trust Energy ETF    ETF            81369Y506       53        777  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Industrial Select In  ETF            81369Y704       55      1,586  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Consumer Staples Ind  ETF            81369Y308       69      2,348  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      407     12,910  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102      985     13,473  SH    N/A   Yes          N/A       Yes   N/A     N/A